Description of the Business (Q2) (Details) $ / shares in Units, $ in Thousands							1 Months Ended	6 Months Ended
	Jul. 02, 2024 USD ($) $ / shares shares	Apr. 04, 2024	Dec. 13, 2023 USD ($)	Dec. 06, 2023	Dec. 05, 2023 shares	Nov. 13, 2023 USD ($) $ / shares shares	Aug. 07, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Cash and Cash Equivalents [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split conversion ratio		0.0333
Cash, cash equivalents, restricted cash and marketable securities								$ 88,900	$ 78,300
Restricted cash and cash equivalents								1,700	1,400
Accumulated deficit								(657,635)	(614,647)	$ (394,937)
Russian Subsidiary
Cash and Cash Equivalents [Line Items]
Cash maintained in Russian bank accounts								$ 200	$ 200
Securities Purchase Agreement
Cash and Cash Equivalents [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares						149,330.115
Sale of stock, consideration received on transaction			$ 14,800			$ 60,250
July 2024 Purchase Agreement | Subsequent Event
Cash and Cash Equivalents [Line Items]
Sale of stock, gross consideration received on transaction	$ 130,000
Sale of stock, consideration received on transaction							$ 124,400
July 2024 Purchase Agreement | Common stock | Subsequent Event
Cash and Cash Equivalents [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	3,563,247
July 2024 Purchase Agreement | Series B Preferred Stock | Subsequent Event
Cash and Cash Equivalents [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Sale of stock, number of shares issued in transaction (in shares) | shares	2,937,903
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20
Old Cartesian
Cash and Cash Equivalents [Line Items]
Contingent value right, percentage of milestone payments, royalties and other amounts to be distributed				100.00%				100.00%
Old Cartesian | Common stock
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares) | shares					6,723,639	224,099
Old Cartesian | Series A Preferred Stock
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares) | shares					384,930.724	384,930.724